Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
		Apr. 04, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 18, 2020
Shareholders' Equity (Details) [Line Items]
Gross proceeds offering (in Dollars)			$ 9.6
Equity Method Investment, Realized Gain (Loss) on Disposal (in Dollars)				$ 0.3
Capital contribution (in Dollars)					$ 3.4
After tax net income percentage			10.00%
Entity registered capital			50.00%
After tax profit			10.00%
Registered capital			50.00%
Paid in capital (in Dollars)			$ 79.6
Statutory reserve (in Dollars)				79.6
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds offering (in Dollars)			$ 8.5
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			50,000
Common stock, par or stated value per share (in Dollars per share)			$ 1
Additional Paid In Capital
Shareholders' Equity (Details) [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal (in Dollars)				2.5
Retained Earnings, Appropriated [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserves (in Dollars)			$ 4.0	$ 4.0
Class A ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]		400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Price per shares (in Dollars per share)			$ 4.46
Ordinary shares			144,000
Common stock, shares outstanding	[1]		40,520,000	38,120,000
Common stock, shares issued	[1]		40,520,000	38,120,000
Class A ordinary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Initial public offering		2,400,000
Price per shares (in Dollars per share)		$ 4
Class A ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized						400,000,000
Initial public offering	[2]		2,400,000
Common stock, shares outstanding			40,520,000	38,120,000
Common stock, shares issued			40,520,000	38,120,000
Class B ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]		100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common stock, shares outstanding	[1]		41,880,000	41,880,000
Common stock, shares issued	[1]		41,880,000	41,880,000
Class B ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized						100,000,000
Common stock, shares outstanding			41,880,000	41,880,000
Common stock, shares issued			41,880,000	41,880,000
Ordinary Shares [Member] | Class B ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)						$ 0.0001

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.